Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of tax expense by geographic location

€ millions	2019	2018	2017
Current tax expense
Germany	625	733	935
Foreign	1,153	1,019	716
Total current tax expense	1,778	1,752	1,651
Deferred tax expense/income
Germany	-3	57	-584
Foreign	-549	-298	-84
Total deferred tax income	-552	-241	-668
 Total income tax expense	1,226	1,511	983

Schedule of major components of tax expense

€ millions	2019	2018	2017
Current tax expense/income
Tax expense for current year	1,818	1,665	1,623
Taxes for prior years	-40	87	28
Total current tax expense	1,778	1,752	1,651
Deferred tax expense/income
Origination and reversal of temporary differences	-710	-501	-891
Unused tax losses, research and development tax credits, and foreign tax credits	158	260	223
Total deferred tax income	-552	-241	-668
 Total income tax expense	1,226	1,511	983

Schedule of profit before tax by geographic location

€ millions	2019	2018	2017
Germany	2,012	3,106	2,788
Foreign	2,584	2,494	2,241
 Total	4,596	5,600	5,029

Schedule of relationship between tax expense and profit before tax

€ millions, unless otherwise stated	2019	2018	2017
 Profit before tax	4,596	5,600	5,029
Tax expense at applicable tax rate of 26.4% (2018: 26.4%; 2017: 26.4%)	1,212	1,478	1,327
Tax effect of:
Foreign tax rates	-209	-147	-403
Changes in tax laws and tax rates	10	0	-212
Non-deductible expenses	116	106	82
Tax-exempt income	-93	-38	-95
Withholding taxes	138	91	131
Research and development and foreign tax credits	-89	-33	-26
Prior-year taxes	80	-17	-26
Reassessment of deferred tax assets, research and development tax credits, and foreign tax credits	48	58	185
Other	13	13	20
 Total income tax expense	1,226	1,511	983
Effective tax rate (in %)	26.7	27.0	19.5

Schedule of recognized deferred tax assets and liabilities

€ millions	2019	2018
Deferred tax assets
Intangible assets	504	668
Property, plant, and equipment	19	28
Other financial assets	11	11
Trade and other receivables	61	55
Pension provisions	135	116
Share-based payments	268	140
Other provisions and obligations	1,330	424
Contract liabilities	553	229
Carryforwards of unused tax losses	131	150
Research and development and foreign tax credits	56	21
Other	152	181
Total deferred tax assets	3,220	2,023
Deferred tax liabilities
Intangible assets	1,006	628
Property, plant, and equipment	544	95
Other financial assets	224	139
Trade and other receivables	148	153
Pension provisions	13	12
Share-based payments	1	0
Other provisions and obligations	50	18
Contract liabilities	6	23
Other	59	43
Total deferred tax liabilities	2,051	1,111
Total deferred tax assets, net	1,169	912

Schedule of items not resulting in a deferred tax asset

€ millions	2019	2018	2017
Unused tax losses
Not expiring	688	575	375
Expiring in the following year	63	7	9
Expiring after the following year	373	476	535
Total unused tax losses	1,124	1,058	919
Deductible temporary differences	538	509	524
Unused research and development and foreign tax credits
Not expiring	28	54	38
Expiring in the following year	0	0	2
Expiring after the following year	17	18	34
Total unused tax credits	45	72	74